Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 100,128	$ 77,875
Accounts receivable	148,928	166,070
Contract assets	30,472	4,135
Inventories	75,660	69,027
Prepaid expenses and deposits	6,925	7,676
Assets held for sale	107	683
Total current assets	362,220	325,466
Property, plant and equipment	1,358,852	1,251,874
Operating lease right-of-use assets	10,734	12,722
Investments in affiliates and joint ventures	70,416	84,692
Intangible assets	12,333	9,901
Other assets	5,198	9,845
Total assets	1,819,753	1,694,500
Current liabilities
Accounts payable	102,054	110,750
Accrued liabilities	89,308	78,010
Contract liabilities	22,848	1,944
Current portion of long-term debt	160,557	84,194
Current portion of contingent obligations	34,597	39,290
Current portion of operating lease liabilities	1,495	1,771
Total current liabilities	410,859	315,959
Long-term debt	749,829	719,399
Contingent obligations	28,856	88,576
Operating lease liabilities	9,698	11,441
Other long-term obligations	22,607	44,711
Deferred tax liabilities	141,283	125,378
Total liabilities	1,363,132	1,305,464
Shareholders' equity
Common shares (authorized – unlimited number of voting common shares; issued and outstanding – December 31, 2025 - 28,821,481 (December 31, 2024 – 27,704,450))	282,957	228,961
Treasury shares (December 31, 2025 - 871,244 (December 31, 2024 - 1,000,328))	(14,993)	(15,913)
Additional paid-in capital	2,807	20,819
Retained earnings	176,463	156,271
Accumulated other comprehensive income (loss)	9,387	(1,102)
Shareholders' equity	456,621	389,036
Total liabilities and shareholders' equity	1,819,753	1,694,500
Contingencies
Subsequent events